Commitments, Contingencies and Guarantees (Tables)	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Maturities of Lease Liabilities

As of June 30, 2024, maturities of lease liabilities on an undiscounted cash flow basis were as follows:

Remainder 2024	$4,149
2025	7,833
2026	6,151
2027	4,829
2028	2,024
2029 and beyond	10,932
Total lease payments	35,918
Less: interest	(6,105)
Total lease liability	$29,813